Leases - Analysis of Remaining Cash Flows Associated With Operating Leases Receivable (Detail) £ in Millions	Mar. 31, 2020 GBP (£)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	£ 580
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	362
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	146
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	44
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	10
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	7
After five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	11
To be recognised as revenue (note 5)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	475
To be recognised as revenue (note 5) | Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	310
To be recognised as revenue (note 5) | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	130
To be recognised as revenue (note 5) | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	34
To be recognised as revenue (note 5) | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1
To be recognised as revenue (note 5) | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	0
To be recognised as revenue (note 5) | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	0
To be recognised as other operating income (note 6)
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	105
To be recognised as other operating income (note 6) | Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	52
To be recognised as other operating income (note 6) | One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	16
To be recognised as other operating income (note 6) | Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	10
To be recognised as other operating income (note 6) | Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	9
To be recognised as other operating income (note 6) | Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	7
To be recognised as other operating income (note 6) | After five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	£ 11